Intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Intangible assets	$ 5,355,687	$ 12,040,289
Cost [Member]
Statement [Line Items]
Begining balance	26,266,064	26,016,064
Additions		250,000
Impairment	(19,951,493)
Ending balance	6,314,571	26,266,064
Innovet [Member]
Statement [Line Items]
Intangible assets	0	520,067
Innovet [Member] | Costs [Member]
Statement [Line Items]
Begining balance	750,000	500,000
Additions		250,000
Impairment	(750,000)
Ending balance	0	750,000
Prismic [Member]
Statement [Line Items]
Intangible assets	0	5,743,871
Prismic [Member] | Cost [Member]
Statement [Line Items]
Begining balance	19,201,493	19,201,493
Additions		0
Impairment	(19,201,493)
Ending balance	0	19,201,493
Lucid [Member]
Statement [Line Items]
Intangible assets	5,355,687	5,776,351
Lucid [Member] | Cost [Member]
Statement [Line Items]
Begining balance	6,314,571	6,314,571
Additions		0
Impairment	0
Ending balance	6,314,571	6,314,571
Accumulated depreciation and amortisation [member]
Statement [Line Items]
Begining balance	14,225,775	9,814,325
Additions	2,364,983	4,411,450
Impairment	(15,631,874)
Ending balance	958,884	14,225,775
Accumulated depreciation and amortisation [member] | Innovet [Member]
Statement [Line Items]
Begining balance	229,933	79,409
Additions	39,971	150,524
Impairment	(269,904)
Ending balance	0	229,933
Accumulated depreciation and amortisation [member] | Prismic [Member]
Statement [Line Items]
Begining balance	13,457,622	9,617,361
Additions	1,904,348	3,840,261
Impairment	(15,361,970)
Ending balance	0	13,457,622
Accumulated depreciation and amortisation [member] | Lucid [Member]
Statement [Line Items]
Begining balance	538,220	117,555
Additions	420,664	420,665
Impairment	0
Ending balance	$ 958,884	$ 538,220